Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies
Operating lease, leased facilities, term low end of range	5 years
Operating lease, leased facilities, term high end of range	10 years
Operating lease, leased facilities, minimum number of renewal options	1 year
Operating lease, leased facilities, renewal option period	5 years
Operating lease (primarily computers), average lease life	3 years
Operating lease, vehicles and office equipment, minimum lease life	1 year
Operating lease, vehicles and office equipment, maximum lease life	7 years
Operating lease rent expense	$ 255,193	$ 244,390	$ 250,986
Operating Lease Payment
Operating Lease Payment, 2015	233,428
Operating Lease Payment, 2016	220,328
Operating Lease Payment, 2017	207,027
Operating Lease Payment, 2018	190,906
Operating Lease Payment, 2019	178,728
Operating Lease Payment, Thereafter	1,216,193
Operating Lease Payment, Total minimum lease payments	2,246,610
Sublease Income
Sublease Income, 2015	(5,657)
Sublease Income, 2016	(4,458)
Sublease Income, 2017	(3,478)
Sublease Income, 2018	(1,361)
Sublease Income, 2019	(729)
Sublease Income, Thereafter	(986)
Sublease Income, Total minimum lease payments	(16,669)
Capital Leases
Capital Leases, 2015	52,531
Capital Leases, 2016	52,685
Capital Leases, 2017	40,539
Capital Leases, 2018	34,414
Capital Leases, 2019	25,827
Capital Leases, Thereafter	152,799
Capital Leases, Total minimum lease payments	358,795
Less amounts representing interest	(116,929)
Present value of capital lease obligations	241,866
Contractual obligations related to purchase commitments, 2015	43,908
Contractual obligations related to purchase commitments, 2016	19,615
Contractual obligations related to purchase commitments, 2017	11,943
Contractual obligations related to purchase commitments, 2018	2,188
Contractual obligations related to purchase commitments, 2019	1,811
Contractual obligations related to purchase commitments, thereafter	2,310
Contractual Obligation, Total	$ 81,775